Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2015
Condensed Financial Information Disclosure [Abstract]
Schedule Of Condensed Financial Information For An Accumulation Unit Of The Account [Table Text Block]	Selected condensed financial information for an Accumulation Unit of the Account is presented below. Per Accumulation Unit data is calculated on average units outstanding.

	Years Ended December 31,
	2015	2014	2013	2012	2011
Per Accumulation Unit Data:
Rental income	$15.538	$15.862	$15.313	$16.345	$17.224
Real estate property level expenses and taxes	7.319	7.788	8.112	9.059	8.640

Real estate income, net	8.219	8.074	7.201	7.286	8.584
Other income	3.342	3.459	2.759	2.178	2.143

Total income	11.561	11.533	9.960	9.464	10.727
Expense charges(1)	3.092	2.880	2.672	2.562	2.390

Investment income, net	8.469	8.653	7.288	6.902	8.337
Net realized and unrealized gain on investments and mortgage loans payable	18.911	27.868	19.015	18.013	20.144

Net increase in Accumulation Unit Value	27.380	36.521	26.303	24.915	28.481
Accumulation Unit Value:
Beginning of period	335.393	298.872	272.569	247.654	219.173

End of period	$362.773	$335.393	$298.872	$272.569	$247.654

Total return	8.16%	12.22%	9.65%	10.06%	12.99%
Ratios to Average net Assets:
Expenses(1)	0.86%	0.89%	0.92%	0.95%	0.98%
Investment income, net	2.37%	2.68%	2.50%	2.55%	3.42%
Portfolio turnover rate:
Real estate properties(2)	5.7%	6.5%	2.1%	10.2%	3.0%
Marketable securities(3)	10.0%	15.9%	8.4%	21.9%	3.4%
Accumulation Units outstanding at end of period (in millions):	60.4	57.9	55.3	53.3	53.4
Net assets end of period (in millions)	$22,360.0	$19,829.0	$16,907.9	$14,861.1	$13,527.2

(1)

Expense charges per Accumulation Unit and the Ratio of Expenses to average net assets reflect the year to date Account level expenses and exclude real estate property level expenses which are included in real estate income, net.

(2)

Real estate investment portfolio turnover rate is calculated by dividing the lesser of purchases or sales of real estate property investments (including contributions to, or return of capital distributions received from, existing joint venture and limited partnership investments) by the average value of the portfolio of real estate investments held during the period.

(3)

Marketable securities portfolio turnover rate is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period.